Financial Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Instruments
23.	Financial Instruments

(a)	Classification and fair value of financial instruments

1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2022 and 2023 are as follows:
①
December 31, 2022

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	350,149	—	350,149	—	350,149
Short-term financial instruments		8,006,081	—	8,006,081	—	8,006,081
Debt securities		75,876	—	69,926	5,950	75,876
Other securities		632,469	29,687	1,022	601,760	632,469
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		9,846	—	9,846	—	9,846
Fair value through other comprehensive income
Equity securities		1,462,088	1,210,124	—	251,964	1,462,088
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		8,053,108	—	—	—	—
Trade accounts and notes receivable		8,414,667	—	—	—	—
Other receivables		2,458,227	—	—	—	—
Debt securities		124,147	—	—	—	—
Deposit instruments		2,581,802	—	—	—	—

	￦	32,170,460	1,239,811	8,437,024	861,674	10,538,509

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	157,036	—	157,036	—	157,036
Borrowings		1,358,294	1,358,294	—	—	1,358,294
Derivative hedging instruments(*2)		18,105	—	18,105	—	18,105
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,520,821	—	—	—	—
Borrowings		22,947,368	—	22,331,771	—	22,331,771
Financial guarantee liabilities		18,438	—	—	—	—
Others		2,789,195	—	—	—	—

	 ~~￦~~ 	32,809,257	1,358,294	22,506,912	—	23,865,206

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)
The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

②
December 31, 2023

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	291,541	—	291,541	—	291,541
Short-term financial instruments		6,540,407	—	6,540,407	—	6,540,407
Equity securities		99,254	61,665	—	37,589	99,254
Debt securities		88,196	—	75,183	13,013	88,196
Other securities		669,687	—	270	669,417	669,687
Derivative hedging instruments(*2)		9,601	—	9,601	—	9,601
Fair value through other comprehensive income
Equity securities		1,694,277	1,539,205	—	155,072	1,694,277
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		6,670,879	—	—	—	—
Trade accounts and notes receivable		9,155,521	—	—	—	—
Other receivables		2,750,036	—	—	—	—
Debt securities		295,201	—	—	—	—
Deposit instruments		4,423,327	—	—	—	—

	￦	32,687,927	1,600,870	6,917,002	875,091	9,392,963

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	116,748	—	116,748	—	116,748
Borrowings		1,756,691	1,756,691	—	—	1,756,691
Other financial Liabilities		119,258	—	—	119,258	119,258
Derivative hedging instruments(*2)		3,174	—	3,174	—	3,174
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,782,825	—	—	—	—
Borrowings		24,213,689	—	24,310,166	—	24,310,166
Financial guarantee liabilities		12,972	—	—	—	—
Others		3,241,459	—	—	—	—
Other financial Liabilities		65,256	—	—	—	—

	 ~~￦~~ 	35,312,072	1,756,691	24,430,088	119,258	26,306,037

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)
The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

2)	Financial assets and financial liabilities classified as fair value hierarchy Level 2
Fair values of derivatives are measured using the derivatives instrument valuation models such as discounted cash flow method. Inputs of the financial instrument valuation model include forward rate, interest rate and others. The fair value of derivatives may change depending on the type of derivatives and the nature of the underlying assets.

3)	Financial assets classified as fair value hierarchy Level 3

①	Value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2023 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	104,529	Discounted cash flows	Growth rate	0% ~ 1.00%	As growth rate increases, fair value increases
				Discount rate	9.64% ~ 26.60%	As discount rate increases, fair value decreases
		113,626	Proxy firm valuation method	Price multiples	0.695~3.343	As price multiples increases, fair value increases
		656,936	Asset value approach	—	—	—

②	Sensitivity analysis of financial assets classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2023 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	1,511	(1,308)
	Fluctuation 0.5% of discount rate		2,125	(1,938)

③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Beginning	￦	620,914	861,674
Acquisition		182,217	100,442
Gain(Loss) on valuation of financial assets		24,613	39,621
Other comprehensive income(loss)		126,510	22,526
Disposal and others		(92,580)	(149,172)

Ending	￦	861,674	875,091

4)	Finance income and costs by category of financial instrument for the years ended December 31, 2021, 2022 and 2023 were as follows:

①	For the year ended December 31, 2021

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	158,121	(12,093)	—	12,119	26,170	184,317	—
Derivative assets		—	213,724	—	370,547	—	584,271	—
Financial assets at fair value through other comprehensive income		—	—	—	—	48,281	48,281	214,888
Financial assets measured at amortized cost		134,122	—	651,435	(17,769)	(7,149)	760,639	—
Financial liabilities at fair value		—	54,057	33,069	—	(15,876)	71,250	—
Derivative liabilities		—	55,858	—	(465,174)	—	(409,316)	309
Financial liabilities measured at amortized cost		(439,826)	—	(846,202)	(16)	11,537	(1,274,507)	—

	￦	(147,583)	311,546	(161,698)	(100,293)	62,963	(35,065)	215,197

②	For the year ended December 31, 2022

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	20,421	(599,777)	—	237,771	545	(341,040)	—
Derivative assets		—	232,246	—	797,211	—	1,029,457	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,837	38,837	(10,076)
Financial assets measured at amortized cost		226,584	—	414,944	(64,244)	(42,433)	534,851	—
Financial liabilities at fair value		—	85,790	(8,891)	—	—	76,899	—
Derivative liabilities		—	(162,649)	—	(647,418)	—	(810,067)	1,023
Financial liabilities measured at amortized cost		(607,458)	—	(893,377)	—	1,443	(1,499,392)	—

	￦	(360,453)	(444,390)	(487,324)	323,320	(1,608)	(970,455)	(9,053)

③	For the year ended December 31, 2023

(in millions of Won)	Finance income and costs							Other comprehensive income (loss)
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	520,884	—	190,531	560	711,975	—
Derivative assets		—	167,997	—	289,423	—	457,420	—
Financial assets at fair value through other comprehensive income		—	—	—	—	49,586	49,586	257,725
Financial assets measured at amortized cost		502,147	—	211,077	(84,649)	(6,347)	622,228	—
Financial liabilities at fair value		—	(305,562)	(92,835)	—	—	(398,397)	—
Derivative liabilities		—	(44,323)	—	(276,600)	—	(320,923)	(1,292)
Financial liabilities measured at amortized cost		(1,001,290)	—	(466,244)	11	(26,616)	(1,494,139)	—

	￦	(499,143)	338,996	(348,002)	118,716	17,183	(372,250)	256,433

(b)	Credit risk

1)	Credit risk exposure
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Cash and cash equivalents	￦	8,053,108	6,670,879
Derivative assets		359,995	301,142
Short-term financial instrument		8,006,082	6,540,407
Debt securities		200,023	383,397
Other securities		632,469	669,687
Other receivables		2,460,227	2,750,036
Trade accounts and notes receivable		9,754,813	10,845,505
Deposit instruments		2,581,802	4,423,327

	￦	32,048,519	32,584,380

The Company provided financial guarantee for the repayment of loans of associates, joint ventures and third parties. As of December 31, 2022 and 2023, the maximum exposure to credit risk related to the financial guarantee amounted to
￦
3,982,288 million and
￦
3,939,463 million, respectively.

2)	Impairment losses on financial assets
The Company assesses expected credit losses by estimating the default rate based on the credit loss experience of prior periods and current overdue conditions and considers the credit default swap (CDS) premium to reflect changes in credit risk by sector. For credit-impaired assets and significant receivables where the credit risk is significantly increased, credit losses are individually assessed.

①	Allowance for doubtful accounts as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Trade accounts and notes receivable	￦	378,100	330,898
Other accounts receivable		178,264	185,987
Loans		165,051	417,725
Other assets		9,098	18,109

	￦	730,513	952,719

②	Impairment losses on financial assets for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Bad debt expenses	￦	24,791	(17,785)
Other bad debt expenses(*1)		14,968	291,340
Less: Recovery of allowance for other bad debt accounts		(5,144)	(7,641)

	￦	34,615	265,914

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2022 and 2023 are as follows:

	2022			2023
(in millions of Won)	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
Current (not past due)	￦	7,888,518	20,752	9,674,258	13,155
Over due less than 1 month		864,391	63,311	681,782	5,448
1 month - 3 months		388,151	10,337	131,267	3,521
3 months - 12 months		517,171	12,645	291,774	27,248
Over 12 months		446,045	271,055	397,322	281,526

	￦	10,104,276	378,100	11,176,403	330,898

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2022 and 2023 are as follows:

	2022			2023
(in millions of Won)	Loans and other account receivable		Impairment	Loans and other account receivable	Impairment
Current (not past due)	￦	2,049,908	53,070	2,948,837	347,108
Over due less than 1 month		141,718	2,987	29,653	40
1 month - 3 months		108,152	16,408	56,574	1,812
3 months - 12 months		24,912	930	133,081	91,621
over 12 months		487,950	279,018	203,712	181,240

	￦	2,812,640	352,413	3,371,857	621,821

⑤	Changes in the allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Beginning	￦	753,693	717,365	730,513
Bad debt expenses(reversal)		40,153	24,791	(17,785)
Other bad debt expenses		(12,975)	9,824	283,699
Others(*1)		(63,506)	(21,467)	(43,708)

Ending	￦	717,365	730,513	952,719

(*1)	Others for the years ended December 31, 2021, 2022 and 2023, included decreases mainly due to write-off amounting to ￦ 86,111 million, ￦ 20,855 million and ￦ 51,831 million, respectively.

(c)	Liquidity risk

1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	5,782,825	5,782,825	5,782,825	—	—
Borrowings(*1)		25,970,379	28,112,630	11,535,464	14,940,495	1,636,671
Financial guarantee liabilities(*2)		12,972	3,939,463	3,939,463	—	—
Lease liabilities		924,320	1,107,761	163,952	506,381	437,428
Other financial liabilities		2,317,139	2,317,510	2,204,034	113,476	—

	￦	35,007,635	41,260,189	23,625,738	15,560,352	2,074,099

(*1)	For exchangeable bonds, c ash flow is allocated to the period in which the investor’s right to claim early redemption could be exercised.
(*2)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

2)	Contractual maturities of derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	After 5 years	Total
Currency forward	￦	33,367	4,984	—	38,351
Currency swap		1,983	5,074	10,651	17,708
Interest rate swap		—	16,278	—	16,278
Others		3,281	44,304	—	47,585

	￦	38,631	70,640	10,651	119,922

(d)	Currency risk

1)
The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2022 and 2023 is as follows:

(in millions of Won)	2022			2023
	Assets		Liabilities	Assets	Liabilities
USD	￦	5,553,742	8,996,494	4,979,817	11,146,695
EUR		574,739	2,438,031	538,330	2,882,376
JPY		525,815	384,535	343,321	264,563
Others		1,614,928	807,876	1,108,650	461,634

2)
As of December 31, 2022 and 2023, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022			2023
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(344,275)	344,275	(616,688)	616,688
EUR		(186,329)	186,329	(234,405)	234,405
JPY		14,128	(14,128)	7,876	(7,876)

(e)	Interest rate risk

1)	The carrying amount of interest-bearing financial instruments as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Fixed rate
Financial assets	￦	21,394,764	19,118,092
Financial liabilities		(16,932,079)	(19,237,434)

	￦	4,462,685	(119,342)

Variable rate
Financial liabilities	￦	(8,197,066)	(7,657,266)

2)	Sensitivity analysis on the cash flows of financial instruments with variable interest rate
The Company’s interest rate risk mainly arises from borrowings with variable interest rate. As of December 31, 2022 and 2023, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022			2023
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(81,971)	81,971	(76,573)	76,573